7. Notes Payable and Capital Lease Obligations: Schedule of notes payable and capital lease obligations (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013
J.P. Morgan Chase - business line of credit		$ 14,993
Notes and Loans Payable	445,621	525,545
Capital Lease Obligations		3,088
Current portion of notes payable and capital leases	225,826	258,616
Notes payable and capital leases, less current portion	219,795	266,929
Note Payable - stockholders and directors
Notes and Loans Payable	212,000	206,344
Promissory Note - Unrelated Party
Notes and Loans Payable		10,000
Promissory Note - former executive officer
Notes and Loans Payable	66,339	101,253
Note Payable - related party
Notes and Loans Payable	65,000	65,000
Promissory Note - Kenosha Area Business Alliance
Notes and Loans Payable	95,018	106,528
Federal payroll tax installment agreement
Notes and Loans Payable	$ 7,264	$ 18,339